Borrowings (Details 1) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Share capital	$ 60,741,000,000	$ 563,684,000,000
Interest	1,392,000,000	1,305,000,000
Leases		2,000,000
Borrowings	62,133,000,000	564,991,000,000	$ 670,906,000,000
Less Than 1 year [Member]
Statement [Line Items]
Share capital	14,169,000,000	116,503,000,000
Interest	1,240,000,000	1,165,000,000
Between 1 And 2 Years [Member]
Statement [Line Items]
Share capital	40,579,000,000	64,461,000,000
Interest	54,000,000	0
Between 2 and 3 years [Member]
Statement [Line Items]
Share capital	5,682,000,000	164,789,000,000
Interest	13,000,000	71,000,000
Between 3 and 4 years [Member]
Statement [Line Items]
Share capital	166,000,000	53,531,000,000
Interest	45,000,000	0
Between 4 and 5 years [Member]
Statement [Line Items]
Share capital	59,000,000	48,428,000,000
Interest	6,000,000	38,000,000
Later Than Five Years [Member]
Statement [Line Items]
Share capital	86,000,000	115,972,000,000
Interest	$ 34,000,000	$ 31,000,000